Events after the balance sheet date - Summary of principal amount accepted in the tender offers (Detail) - Jul. 07, 2020 - Event After Reporting Date [member] € in Millions, $ in Millions	USD ($)	EUR (€)
4.000% Notes due 2021 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged	4.000% Notes due 2021
Currency	EUR
Original principal amount outstanding		€ 750
Principal amount redeemed		231
Principal amount not redeemed		519
1.950% Notes due 2021 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged	1.950% Notes due 2021
Currency	EUR
Original principal amount outstanding		650
Principal amount redeemed		123
Principal amount not redeemed		527
0.875% Notes due 2022 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged	0.875% Notes due 2022
Currency	EUR
Original principal amount outstanding		2,000
Principal amount redeemed		356
Principal amount not redeemed		1,644
0.800% Notes due 2023 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABISA
Title of series of notes issued exchanged	0.800% Notes due 2023
Currency	EUR
Original principal amount outstanding		1,000
Principal amount redeemed		356
Principal amount not redeemed		€ 644
Floating Rate Notes due 2021 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABIFI
Title of series of notes issued exchanged	Floating Rate Notes due 2021
Currency	USD
Original principal amount outstanding | $	$ 311
Principal amount redeemed | $	129
Principal amount not redeemed | $	$ 182
2.625% Notes due 2023 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABIFI
Title of series of notes issued exchanged	2.625% Notes due 2023
Currency	USD
Original principal amount outstanding | $	$ 643
Principal amount redeemed | $	167
Principal amount not redeemed | $	$ 476
3.300% Notes due 2023 [member]
Disclosure Of Principal Amount Accepted In The Tender Offer [Line Items]
Date of redemption	Jul. 07, 2020
Issuer	ABIFI
Title of series of notes issued exchanged	3.300% Notes due 2023
Currency	USD
Original principal amount outstanding | $	$ 2,799
Principal amount redeemed | $	1,467
Principal amount not redeemed | $	$ 1,332